UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-10501

BlackRock Municipal 2018 Term Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal 2018 Term Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  888-825-2257

Date of fiscal year end:      December 31, 2007
Date of reporting period:   March 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2007

BlackRock Municipal 2018 Term Trust (BPK)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—146.4%
		Alabama—2.5%
$ 5,845		Huntsville Hlth. Care Auth., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.625%, 6/01/22	06/12 @ 101	$6,247,077
		California—7.1%
1,750		Agua Caliente Band of Cahuilla Indians, Casino Parimutuel Betting RB, 5.60%, 7/01/13	No Opt. Call	1,821,347
1,120		City of Lincoln, Pub. Impvts. ST, 5.90%, 9/01/24	09/13 @ 102	1,168,978
5,425		Clovis Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, Zero Coupon,
		8/01/21, FGIC	No Opt. Call	2,935,522
		Poll. Ctrl. Fing. Auth.,
6,500		Rec. Recovery Impvts. RB, Chemical Wst. Mgmt., Inc. Proj., Ser. C, 5.125%, 11/01/23,
		AMT	11/15 @ 101	6,733,545
5,000		Rec. Recovery RB, Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23, AMT	No Opt. Call	5,301,600
				17,960,992
		Colorado—4.3%
5,000		Hsg. & Fin. Auth., Rec. Recovery Misc. RB, Wst. Mgmt., Inc. Proj., 5.70%, 7/01/18, AMT	No Opt. Call	5,491,450
5,010		Pk. Creek Met. Dist., Misc. RB, Sr. Ltd. Ppty. Misc. Tax Proj., 5.25%, 12/01/20	12/15 @ 101	5,288,857
				10,780,307
		Connecticut—1.5%
3,750	[2]	Mashantucket Western Pequot Tribe, Recreational RB, Ser. B, 5.75%, 9/01/18	09/07 @ 102	3,841,950
		Florida—7.6%
2,000		CFM Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.875%, 5/01/14	No Opt. Call	2,082,660
90		Live Oak Cmnty. Dev. Dist. No. 1, Pub. Impvts. SA, Ser. B, 5.30%, 5/01/08	No Opt. Call	90,081
4,515		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med.
		Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,120,642
1,350		Pine Island Cmnty. Dev. Dist., Pub. Impvts. Misc. RB, 5.30%, 11/01/10	No Opt. Call	1,360,436
3,380		Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 6.375%, 5/01/13	No Opt. Call	3,430,193
5,410		Vlg. Ctr. Cmnty. Dev. Dist., Recreational Fac. Impvts. RB, Ser. B, 5.875%, 1/01/15	No Opt. Call	5,640,087
1,400		Westchester Cmnty. Dev. Dist. No. 1, Pub. Impvts. SA, 6.00%, 5/01/23	05/13 @ 101	1,490,552
				19,214,651
		Illinois—24.6%
1,825	[2]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,886,357
		Chicago O'Hare Intl. Arpt., Port, Arpt. & Marina RB,
5,000		Ser. A, 5.00%, 1/01/19, AMBAC	01/16 @ 100	5,335,450
8,000		Ser. A, 5.00%, 1/01/20, AMBAC	01/16 @ 100	8,518,480
5,000		Ser. A, 5.75%, 1/01/18, MBIA, AMT	01/12 @ 100	5,361,550
5,980	[3]	Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Student Hsg. Edl. Adv. Fund, Univ. Ctr. Proj.,
		6.00%, 5/01/12	N/A	6,664,710
		Fin. Auth.,
12,500	[3]	Cash Flow Mgmt. Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys./Sunbelt Oblig.
		Proj., 5.50%, 11/15/09	N/A	13,183,750
2,750		Univ. & Coll. Impvts. RB, MJH Ed. Asst. Living Proj., Ser. A, 5.50%, 6/01/19	06/14 @ 100	2,935,845
5,000		Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Elmhurst Mem. Hosp. Proj., 5.50%,
		1/01/22	01/13 @ 100	5,297,350
13,375	[3]	Kane & Du Page Cntys. Cmnty. Unit Sch. Dist. No. 303, Sch. Impvts. Ad Valorem Ppty.
		Tax GO, Ser. B, Zero Coupon, 1/01/12, FSA	N/A	7,392,605
		Sports Facs. Auth., Recreational Fac. Impvts. Misc. Tax RB,
1,885		Zero Coupon, 6/15/19, AMBAC	06/15 @ 101	1,746,189
1,985		Zero Coupon, 6/15/20, AMBAC	06/15 @ 101	1,838,884
2,090		Zero Coupon, 6/15/21, AMBAC	06/15 @ 101	1,935,883
				62,097,053
		Indiana—10.5%
13,970	[3]	Hlth. Fac. Fing. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Sisters of St. Francis
		Hlth. Proj., 5.75%, 11/01/11	N/A	15,266,835
2,500		Indianapolis Arpt. Auth., Port, Arpt. & Marina RB, FedEx Corp. Proj., 5.10%, 1/15/17,
		AMT	No Opt. Call	2,648,875
4,000		Petersburg, Indl. RB, Indianapolis Pwr. & Lt. Co. Proj., 5.75%, 8/01/21	08/11 @ 102	4,203,160
4,215		Vincennes, Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	4,252,851
				26,371,721

BlackRock Municipal 2018 Term Trust (BPK) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Kentucky—1.3%
$ 3,195		Hsg. Corp., St. Sngl. Hsg. Local or Gtd. Hsg. RB, Ser. C, 4.625%, 7/01/22, AMT	07/16 @ 100	$3,204,329
		Louisiana—1.3%
3,145		Pub. Facs. Auth., Pub. Impvts. Misc. RB, Dept. of Pub. Safety Proj., 5.875%, 6/15/14,
		MBIA	06/10 @ 100	3,323,699
		Maryland—2.1%
5,170		Frederick Cnty., Pub. Impvts. ST, Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,288,445
		Michigan—3.0%
5,450	[3]	Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A,
		6.00%, 11/15/09	N/A	5,815,695
		Pontiac Tax Incr. Fin. Auth.,
700		Tax Incr./Alloc. RB, Dev. Area 2 Proj., 5.625%, 6/01/22, ACA	06/12 @ 101	746,144
1,000		Tax Incr./Alloc. RB, Dev. Area 3 Proj., 5.375%, 6/01/17, ACA	06/12 @ 101	1,057,130
				7,618,969
		Mississippi—4.4%
9,000		Lowndes Cnty., Indl. RB, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	10,971,270
		Multi-State—10.5%
14,000	[2]	Charter Mac Equity Issuer Trust, Ser. A-3, 6.80%, 10/01/52	No Opt. Call	16,060,800
		Munimae TE Bond Subsidiary LLC,
6,000	[2,4]	Ser. B2, 5.20%	09/14 @ 100	6,189,840
4,000	[2,4]	Ser. D, 5.90%	09/15 @ 101	4,225,680
				26,476,320
		Nevada—3.0%
5,000		Director of the St. of Nevada Dept. of Bus. & Ind., Rec. Recovery Impvts. RB, Republic
		Svcs., Inc. Proj., 5.625%, 12/01/26, AMT	No Opt. Call	5,538,500
1,000		Henderson Local Impvt. Dists. No. T-18, Pub. Impvts. SA, 5.15%, 9/01/21	09/07 @ 103	1,021,210
1,090		Las Vegas Spl. Dist. 809, Pub. Impvts. RB, Summerlin Area Proj., 5.35%, 6/01/17	06/07 @ 103	1,123,975
				7,683,685
		New Hampshire—6.3%
		Bus. Fin. Auth.,
6,000		Indl. RB, Pub. Svc. Co. Proj., Ser. B, 4.75%, 5/01/21, MBIA, AMT	06/13 @ 102	6,118,320
7,000		Rec. Recovery RB, Pub. Svc. Co. Proj., Ser. C, 5.45%, 5/01/21, MBIA	05/12 @ 101	7,555,450
2,025		Hlth. & Ed. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Exeter Hosp./Healthcare, Inc.
		Proj., 6.00%, 10/01/24	10/11 @ 101	2,216,079
				15,889,849
		New Jersey—12.7%
		Econ. Dev. Auth.,
8,500		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.50%, 6/15/24	06/12 @ 100	8,942,510
4,065		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	4,354,022
6,750		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.20%, 11/15/30, AMT	11/10 @ 101	7,274,070
8,410		SA, Kapkowski Rd. Landfill Proj., 5.50%, 4/01/16	No Opt. Call	8,860,103
2,500		Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates
		LLC Proj., Ser. B, 6.125%, 1/01/25	01/15 @ 100	2,585,975
				32,016,680
		New York—8.0%
7,500		City of New York, Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 9/01/18	09/15 @ 100	7,976,250
3,460		New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines,
		Inc./JFK Intl. Arpt. Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	4,170,338
7,500		Tobacco Settlement Fing. Auth., Hsg. Tobacco Settlement Funded RB, Ser. B1-C, 5.50%,
		6/01/20	06/13 @ 100	8,130,525
				20,277,113
		North Carolina—1.7%
4,000		Wake Cnty. Indl. Facs. & Poll. Ctrl. Fing. Auth., Indl. RB, Carolina Pwr. & Lt. Co. Proj.,
		5.375%, 2/01/17	02/12 @ 101	4,239,680
		Ohio—0.2%
500		Pinnacle Cmnty. Infrastructure Fing. Auth., Hsg. Misc. RB, Ser. A, 6.00%, 12/01/22	12/14 @ 101	527,945
		Oklahoma—1.3%
2,700		Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A,
		7.75%, 6/01/35, AMT	No Opt. Call	3,197,205

BlackRock Municipal 2018 Term Trust (BPK) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Pennsylvania—7.3%
$ 2,000		Montgomery Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Whitemarsh
		Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	$2,105,680
		Philadelphia Auth. for Indl. Dev., Indl. Impvts. RB,
5,000		Ser. B, 5.50%, 10/01/18, FSA	10/11 @ 101	5,393,100
5,000		Ser. B, 5.50%, 10/01/19, FSA	10/11 @ 101	5,393,100
		West Cornwall Twnshp. Mun. Auth., Univ. & Coll. Impvts. RB, Elizabethtown Coll. Proj.,
2,500	[3]	5.90%, 12/15/11	N/A	2,729,850
2,650	[3]	6.00%, 12/15/11	N/A	2,904,983
				18,526,713
		Puerto Rico—1.1%
2,665		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.25%, 7/01/17	07/16 @ 100	2,896,695
		South Carolina—2.2%
5,000		Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Alliance Proj.,
		Ser. A, 6.125%, 8/01/23	08/13 @ 100	5,537,600
		Tennessee—2.7%
12,000		Knox Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home RB, Covenant
		Hlth. Proj., Ser. A, Zero Coupon, 1/01/19, FSA	01/13 @ 71.667	6,699,000
		Texas—11.1%
2,000		Alliance Arpt. Auth., Indl. RB, FedEx Corp. Proj., 4.85%, 4/01/21, AMT	04/16 @ 100	2,038,000
		Birdville Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO,
1,615		Zero Coupon, 2/15/18, PSF	No Opt. Call	1,025,396
1,815		Zero Coupon, 2/15/19, PSF	No Opt. Call	1,097,675
2,625		Zero Coupon, 2/15/20, PSF	No Opt. Call	1,514,074
2,500		Zero Coupon, 2/15/21, PSF	No Opt. Call	1,376,025
10,010		Brazos River Auth., Rec. Recovery RB, TXU Energy Co. LLC Proj., Ser. C, 5.75%,
		5/01/36, AMT	No Opt. Call	10,300,190
		Dallas-Ft. Worth Intl. Arpt. Facs. Impvt. Corp., Port, Arpt. & Marina RB,
5,000		Ser. A, 5.875%, 11/01/17, FGIC, AMT	11/11 @ 100	5,376,050
5,000		Ser. A, 5.875%, 11/01/18, FGIC, AMT	11/11 @ 100	5,376,050
				28,103,460
		Trust Territories—1.6%
4,000	[2]	San Manuel Entertainment Auth. RB, 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	12/13 @ 102	3,996,680
		Wisconsin—6.5%
		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB,
4,560	[3]	Froedert & Cmnty. Proj., 5.375%, 10/01/11	N/A	4,899,036
440		Froedert & Cmnty. Proj., 5.375%, 10/01/21	10/11 @ 101	470,637
10,000	[3]	Wheaton Franciscan Svcs. Proj., 6.25%, 2/15/12	N/A	11,144,700
				16,514,373
		Total Long-Term Investments (cost $344,602,093)		369,503,461
		SHORT-TERM INVESTMENTS—5.0%
		Kentucky—3.1%
8,000	[5]	Pub. Energy Auth., Natural Gas Util. Impvts. RB, BP Corp. N.A., Inc. Proj., Ser. A, 3.81%,
		4/02/07, FRDD	N/A	8,000,000
		Pennsylvania—0.7%
1,700	[5]	Allegheny Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Longwood at
		Oakmont, Inc. Proj., Ser. B, 3.81%, 4/02/07, RAA, FRDD	N/A	1,700,000
Shares
(000)
		Money Market Fund—1.2%
2,900	[6,7]	Merrill Lynch Institutional Tax Exempt Fund, 3.46%	N/A	2,900,000
		Total Short-Term Investments (cost $12,600,000)		12,600,000
		Total Investments —151.4% (cost $357,202,0938)		$382,103,461
		Other assets in excess of liabilities —3.1%		7,863,474
		Preferred shares at redemption value, including dividends payable —(54.5)%		(137,636,004)
		Net Assets Applicable to Common Shareholders—100%		$252,330,931

BlackRock Municipal 2018 Term Trust (BPK) (continued)

___	________
[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31,
2007, the Trust held 14.3% of its net assets, with a current market value of $36,201,307, in securities restricted as to resale.

[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	The security is a perpetual bond and has no stated maturity date.

[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2007.

[6]	Represents an investment in an affiliate.

[7]	Represents current yield as of March 31, 2007.

[8]	Cost for federal income tax purposes is $357,081,784. The net unrealized appreciation on a tax basis is $25,021,677, consisting of $25,030,481 gross unrealized appreciation and $8,804 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	MBIA	— Municipal Bond Insurance Assoc.
AMBAC	— American Municipal Bond Assurance Corp.	PSF	— Public School Fund Guaranteed
AMT	— Subject to Alternative Minimum Tax	RAA	— Radian Asset Assurance
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bond
FRDD	— Floating Rate Daily Demand	SA	— Special Assessment
FSA	— Financial Security Assurance	ST	— Special Tax
GO	— General Obligation	TA	— Tax Allocation

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Municipal 2018 Term Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007